Liberty Government Funds

                                Semiannual Report
                                February 28, 2002

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


                            Liberty Government Funds

                                Semiannual Report
                                February 28, 2002

                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY eDELIVERY.

               To sign up for eDelivery, go to www.icsdelivery.com

President's Message

Photo of: Keith T. Banks

Dear Shareholder,

The bond market had two important factors working in its favor going into the six-month period that ended February 28, 2002: (1) an economic slowdown, which led to lower interest rates and (2) low inflation. However, the biggest decline in rates was already behind us, and the much-anticipated recession was so short-lived that it provided little support for further increases in bond prices. As the economy appeared headed for a quick turnaround late in 2001, interest rates began to edge upward and bond prices slipped. Nevertheless, most segments of the bond market delivered positive returns and investors who owned high-quality bond funds, such as Liberty Intermediate Government Fund and Liberty Federal Securities Fund, were rewarded.

As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial Corporation was completed in November 2001. Be assured that this transaction has had no impact on your investment. Although the ownership of the funds' investment advisor has changed, they will continue to be guided by the same investment principles that attracted you to the funds in the first place.

In the following report from the portfolio managers of Liberty's government funds, you'll read more about the events of the period and their effect on the funds you own. We thank you for choosing Liberty Funds and for placing your investment with us.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds




MEET THE PRESIDENT
Keith T. Banks is chief investment officer and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Colonial Management Associates, Inc. Mr. Banks joined the company in 2000 from J.P. Morgan Investment Management, where he was managing director and head of US equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US equity research and global head of research.


Liberty Intermediate Government Fund
Net asset value per share as of 2/28/02 ($)
   Class A                     6.62
   Class B                     6.62
   Class C                     6.62
   Class Z                     6.62

Liberty Federal Securities Fund
Net asset value per share as of 2/28/02 ($)
   Class A                    10.61
   Class B                    10.61
   Class C                    10.61
   Class Z                    10.61


Not FDIC Insured
May Lose Value
No Bank Guarantee


As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

Portfolio Managers' Report -- Liberty Intermediate Government Fund

30-day SEC yields (%)

Class A                            3.52
Class B                            2.94
Class C                            3.09
Class Z                            3.94

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 2.94 for class C shares.

Distributions declared per share
9/1/01 - 2/28/02 ($)

Class A                            0.174
Class B                            0.149
Class C                            0.154
Class Z                            0.182

Portfolio duration (years)

as of 2/28/02                      3.85
as of 8/31/01                      3.92


About duration
--------------------------------------------------------------------------------

Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it is expected to take to collect them, it is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when interest rates rise or we raise duration when interest rates fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.




Liberty Intermediate Government Fund delivered positive performance in a period that was challenging for most asset classes. Class A shares returned 2.80% (without sales charge) during the six-month period ended February 28, 2002. The fund's performance for the period was slightly better than the average of its peer group, the Lipper Intermediate US Government Funds, which was 2.67%, and lower than its benchmark, the Lehman Brothers Intermediate US Government Bond Index, due to fund expenses, which returned 3.28%. Falling interest rates, low inflation and a weakening economy all provided a positive environment for government bonds in a period that was marked with uncertainty by the events of September 11. A slightly lower duration helped the fund outperform its peer group [see sidebar].

INTEREST RATES CONTINUED TO DECLINE
During the first half of the six-month period, the US economy was slowing down and the events of September 11 accelerated its decline. Business was cutting back on capital spending. The Federal Reserve Board, which had already reduced short-term interest rates seven times since early 2001, continued on its anti-recessionary path and brought the fed funds rate down to 1.75% -- its lowest point ever in 40 years. Overall, it was a good environment for US government bonds. Investors were attracted to their high quality in a period of uncertainty, during which neither mortgage securities nor corporate bonds performed as well. As interest rates fell, homeowners took advantage of the opportunities to refinance higher-rate mortgages, which hurt the performance of mortgage securities. Corporate bonds suffered from lower earnings while lower quality "junk" bonds suffered from tightening credit conditions.

However, the economic downturn has been seemingly short-lived. By the end of 2001, some signs of strength began to emerge. Consumers -- who were never the weakest point in the downturn -- expressed rising confidence in the economy and continued to spend on big-ticket items such as autos and homes. Although a clear turnaround was not yet in place, the consensus was that the economy bottomed in 2001 and was on the mend. As a result, interest rates began to edge upward. Investors rotated their attention back to the stock market, which had been battered in 2001, and bond prices slipped in the second half of the period.

SHORTER DURATION HELPED PERFORMANCE
As the economy began to show some signs of life, we anticipated that the next move in interest rates would probably be upward. As a result, we lowered the fund's duration. This slight reduction helped contribute to the fund's positive performance. We also decreased our exposure to US Treasuries to help offset the lengthening of the mortgages in the fund due to slower prepayment rates. Then, as interest rates began to move upward near the end of the period, we added a very small position in non-agency mortgage-backed securities - a new position for the fund. An improving economy and a better outlook for credit trends, in general, made it attractive for the fund to own these securities.

ANTICIPATING A STRONGER ECONOMY AHEAD
Although a weak economy was actually good for the government bond market, a strengthening economy is not necessarily bad. And although bond market performance may not be as strong as it was early in 2001, we believe the fund should continue to benefit if inflation remains low and the Federal Reserve keeps interest rates steady. Continued concerns about unemployment and reduced capital spending should help limit major changes to the benchmark federal funds rate and interest rates, in general, in the period ahead.

/s/ Leslie W. Finnemore       /s/ Michael R. Bissonnette
Leslie W. Finnemore           Michael R. Bissonnette



/s/ Ann T. Peterson
Ann T. Peterson



Leslie W. Finnemore, Michael R. Bissonnette and Ann T. Peterson are co-portfolio managers of Liberty Intermediate Government Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents and Ms. Peterson is a vice president of Colonial Management Associates, Inc.



--------------------------------------------------------------------------------
Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the fund will fluctuate with changes in interest rates.

Average life breakdown (%)
as of 2/28/02

[Pie Chart]
0-2 years:                         21.3
2-6 years:                         52.2
6-10 years:                        18.4
10-15 years:                        0.5
15-20 years:                        1.0
Greater than 20 years:              6.6

Average life is the expected maturity of a bond and is calculated as a percentage of senior securities.


Sector breakdown (%)
[Bar Chart]
                             As of 2/28/02     As of 8/31/01
 FNMA MBS                    27.1              25.7
 GNMA MBS                    11.0              11.7
 TREASURIES                  35.0              36.6
 FHLMC MBS                    1.8               2.0
 AGENCY DEBT                 24.5              24.0
 NON-AGENCY MBS/ABS           0.6               0.0

Sector breakdowns are calculated as a percentage of total investments, excluding short-term obligations. Since the fund is actively managed, there can be no guarantee that it will continue to maintain the sector breakdown or average life shown in the future.

Performance Information -- Liberty Intermediate Government Fund

Value of a $10,000 investment
2/29/92 - 2/28/02


Performance of a $10,000 investment
2/29/92 - 2/28/02 ($)

              without     with
               sales      sales
              charge      charge
--------------------------------
 Class A      17,700      16,860
--------------------------------
 Class B      16,470      16,470
--------------------------------
 Class C      17,224      17,224
--------------------------------
 Class Z      17,836      n/a
--------------------------------


[mountain chart data]:

             Class A shares      Class A shares        Lehman Bros. Intermediate
             with sales charge   without sales charge  US Government Bond Index
2/29/92      10,000                9,525                 10,000
5/31/92      10,157                9,675                 10,200
8/31/92      10,394                9,900                 10,653
11/30/92     10,425                9,930                 10,625
2/28/93      10,680               10,173                 11,126
5/31/93      10,800               10,287                 11,224
8/31/93      11,033               10,509                 11,579
11/30/93     11,029               10,505                 11,597
2/28/94      11,097               10,570                 11,598
5/31/94      10,819               10,305                 11,362
8/31/94      10,974               10,453                 11,548
11/30/94     10,876               10,359                 11,403
2/28/95      11,271               10,736                 11,850
5/31/95      11,781               11,221                 12,393
8/31/95      11,947               11,380                 12,581
11/30/95     12,372               11,785                 12,960
2/29/96      12,412               11,822                 13,059
5/31/96      12,208               11,628                 12,954
8/31/96      12,365               11,777                 13,141
11/30/96     12,993               12,376                 13,693
2/28/97      12,950               12,335                 13,694
5/31/97      13,088               12,467                 13,877
8/31/97      13,431               12,793                 14,199
11/30/97     13,821               13,164                 14,553
2/28/98      14,111               13,441                 14,847
5/31/98      14,321               13,641                 15,067
8/31/98      14,755               14,054                 15,514
11/30/98     15,043               14,329                 15,854
2/28/99      14,841               14,137                 15,767
5/31/99      14,803               14,100                 15,817
8/31/99      14,652               13,956                 15,865
11/30/99     14,854               14,149                 16,044
2/29/00      14,801               14,098                 16,071
5/31/00      14,941               14,232                 16,291
8/31/00      15,497               14,761                 16,847
11/30/00     15,996               15,236                 17,362
2/28/01      16,622               15,832                 18,069
5/31/01      16,676               15,884                 18,217
8/31/01      17,218               16,400                 18,782
11/30/01     17,582               16,747                 19,250
2/28/02      17,700               16,860                 19,398


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Lehman Brothers Intermediate US Government Bond Index is an unmanaged index that tracks the performance of US government securities. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index. Securities in the fund may not match those in an index.

Average annual total return as of 2/28/02 (%)
Share class                        A                          B                           C                    Z
Inception                      10/13/87                    6/8/92                      8/1/97               1/29/99
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with        without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-months (cumulative)    2.80          -2.09         2.42          -2.58         2.49           1.49          2.93
-------------------------------------------------------------------------------------------------------------------
1-year                   6.49          1.43          5.72          0.72          5.87           4.87          6.75
-------------------------------------------------------------------------------------------------------------------
5-year                   6.45          5.42          5.66          5.33          5.87           5.87          6.61
-------------------------------------------------------------------------------------------------------------------
10-year                  5.88          5.36          5.12          5.12          5.59           5.59          5.96
-------------------------------------------------------------------------------------------------------------------

Average annual total return as of 12/31/01 (%)
Share class                        A                          B                           C                    Z
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with        without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-months (cumulative)    4.29          -0.66         3.90          -1.10         3.98           2.98          4.42
-------------------------------------------------------------------------------------------------------------------
1-year                   6.88          1.80          6.08          1.08          6.24           5.24          7.15
-------------------------------------------------------------------------------------------------------------------
5-year                   6.25          5.22          5.47          5.14          5.70           5.70          6.41
-------------------------------------------------------------------------------------------------------------------
10-year                  5.72          5.21          4.98          4.98          5.44           5.44          5.80
-------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate maximum class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C, and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class B and C shares would have been lower.

Portfolio Managers' Report -- Liberty Federal Securities Fund

30-day SEC yields (%)

Class A                            3.96
Class B                            3.41
Class C                            3.57
Class Z                            4.42

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 3.42 for class C shares.

Distributions declared per share
9/1/01 - 2/28/02 ($)

Class A                            0.294
Class B                            0.254
Class C                            0.262
Class Z                            0.307

Portfolio duration (years)

as of 2/28/02                      5.23
as of 8/31/01                      5.15



About duration
--------------------------------------------------------------------------------
Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it is expected to take to collect them, it is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when interest rates rise or we raise duration when interest rates fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.





Liberty Federal Securities Fund delivered positive performance in a period that was challenging for most asset classes. Class A shares returned 2.79% (without sales charge) during the six-month period ended February 28, 2002. The fund's performance was better than its peer group average, the Lipper General US Government Funds, which was 2.41%, and less than its benchmark, the Lehman Brothers Intermediate US Government Bond Index, due to fund expenses, which returned 3.28%. Falling interest rates, low inflation and a weakening economy all provided a positive environment for government bonds in a period which began with the economic uncertainty exacerbated by the events of September 11. Our decisions about asset allocation helped the fund outperform its peer group average.

INTEREST RATES CONTINUED TO DECLINE
During the first half of the six-month period, the US economy was slowing down and the events of September 11 accelerated its decline. Business was cutting back on capital spending. The Federal Reserve Board, which had already reduced short-term interest rates seven times since early 2001, continued on its anti-recessionary path and brought the fed funds rate down to 1.75% -- its lowest point ever in 40 years. Overall, it was a good environment for US government bonds. Investors were attracted to their high quality in a period of uncertainty, during which neither mortgage securities nor corporate bonds performed as well. As interest rates fell, homeowners took advantage of the opportunities to refinance higher-rate mortgages and that hurt the performance of mortgage securities. Corporate bonds suffered from lower earnings and lower quality "junk" bonds suffered from tightening credit conditions.

However, the economic downturn has been seemingly short-lived. By the end of 2001, some signs of strength began to emerge. Consumers -- who were never the weakest point in the downturn -- expressed rising confidence in the economy and continued to spend. Auto sales and home sales continued to rise. Although it was not yet a clear turnaround, the consensus was that the economy had bottomed and was on the mend. As a result, interest rates began to edge upward. Investors rotated their attention back to the stock market, which had been battered in 2001, and bond prices slipped in the second half of the period.

ASSET ALLOCATION HELPED PERFORMANCE
Although we actively managed the fund's duration during the six-month period, it ended approximately where it began, at 5.2 years. Our decisions about asset allocation had more of an impact on performance. We increased our investment in agency mortgages near the end of the period because, as the economy began to show some signs of life, we anticipated that interest rates would stabilize within a range. As interest rates began to rise and credit risk increased, we reduced our exposure to non-agency mortgages. That raised the quality of the portfolio, a good move as credit trends weakened.

ANTICIPATING A STRONGER ECONOMY AHEAD
Although a weak economy was actually good for the government bond market, a strengthening economy is not necessarily bad. And although bond market performance is not likely to be as strong as it was early in 2001, it should continue to benefit if inflation continues to remain low and the Federal Reserve keeps interest rates steady. Continued concerns about unemployment and reduced capital spending should help restrain any major changes to the benchmark federal funds rate and interest rates, in general, in the period ahead.



/s/ Leslie W. Finnemore     /s/ Michael R. Bissonnette
Leslie W. Finnemore         Michael R. Bissonnette


                  /s/ Ann T. Peterson
                  Ann T. Peterson


Leslie W. Finnemore, Michael R. Bissonnette and Ann T. Peterson are co-portfolio managers of Liberty Federal Securities Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents and Ms. Peterson is a vice president of Colonial Management Associates, Inc.

--------------------------------------------------------------------------------
Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the fund will fluctuate with changes in interest rates.


Average life breakdown (%)
as of 2/28/02


[Pie Chart]
0-2 years:                         10.4
2-6 years:                         46.4
6-10 years:                        17.6
10-15 years:                        0.8
15-20 years:                        9.3
Greater than 20 years:             15.5


Average life is the expected maturity of a bond and is calculated as a percentage of senior securities.

Sector breakdown (%)
[Bar Chart]
                          As of 2/28/02     As of 8/31/01
FNMA MBS                  32.2              21.2
GNMA MBS                   5.6               5.7
Treasuries                37.0              37.1
FHLMC MBS                  1.3               4.6
Agency Debt               18.8              14.0
Non-Agency MBS/ABS         5.1              17.4


Sector breakdowns are calculated as a percentage of total investments, excluding short-term obligations. Since the fund is actively managed, there can be no guarantee that it will continue to maintain the sector breakdown or average life shown in the future.

Performance Information -- Liberty Federal Securities Fund

Value of a $10,000 investment
2/29/92 - 2/28/02

Performance of a $10,000 investment 2/29/92 - 2/28/02 ($)

              without       with
               sales       sales
              charge      charge
---------------------------------
 Class A      19,362      18,443
---------------------------------
 Class B      17,992      17,992
---------------------------------
 Class C      18,841      18,841
---------------------------------
 Class Z      19,514      n/a
---------------------------------

[mountian chart data]:

              Class A shares        Class A shares     Lehman Bros. Intermediate
              without sales charge  with sales charge  US Government Bond Index
 2/29/92      10,000                  9,525              10,000
 5/31/92      10,148                  9,665.97           10,200
 8/31/92      10,544.8               10,043.9            10,652.9
 11/30/92     10,572.2               10,070              10,625.2
 2/28/93      11,311.2               10,773.9            11,125.6
 5/31/93      11,474.1               10,929.1            11,223.5
 8/31/93      12,037.5               11,465.7            11,579.3
 11/30/93     11,978.5               11,409.5            11,596.7
 2/28/94      11,925.8               11,359.3            11,597.8
 5/31/94      11,418.9               10,876.5            11,362.4
 8/31/94      11,589.1               11,038.6            11,547.6
 11/30/94     11,287.8               10,751.6            11,403.3
 2/28/95      11,949.2               11,381.6            11,850.3
 5/31/95      12,740.3               12,135.1            12,393
 8/31/95      12,912.2               12,298.9            12,581.4
 11/30/95     13,476.5               12,836.4            12,960.1
 2/29/96      13,391.6               12,755.5            13,058.6
 5/31/96      12,984.5               12,367.7            12,954.1
 8/31/96      13,141.6               12,517.4            13,140.7
 11/30/96     14,028.7               13,362.3            13,692.6
 2/28/97      13,877.2               13,218              13,693.9
 5/31/97      14,032.6               13,366              13,877.4
 8/31/97      14,487.2               13,799.1            14,199.4
 11/30/97     15,032                 14,317.9            14,553
 2/28/98      15,389.7               14,658.7            14,846.9
 5/31/98      15,652.9               14,909.4            15,066.7
 8/31/98      16,239.9               15,468.5            15,514.1
 11/30/98     16,524.1               15,739.2            15,853.9
 2/28/99      16,241.5               15,470              15,766.7
 5/31/99      16,135.9               15,369.5            15,817.2
 8/31/99      15,821.3               15,069.8            15,864.6
 11/30/99     16,023.8               15,262.7            16,043.9
 2/29/00      15,927.7               15,171.1            16,071.2
 5/31/00      16,077.4               15,313.7            16,291.3
 8/31/00      16,808.9               16,010.5            16,846.9
 11/30/00     17,414                 16,586.9            17,362.4
 2/28/01      18,185.5               17,321.7            18,069
 5/31/01      18,130.9               17,269.7            18,217.2
 8/31/01      18,847.1               17,951.8            18,781.9
 11/30/01     19,231.6               18,318.1            19,249.6
 2/28/02      19,362.4               18,442.7            19,397.8


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Lehman Brothers Intermediate US Government Bond Index is an unmanaged index that tracks the performance of US government securities. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index. Securities in the fund may not match those in an index.

Average annual total return as of 2/28/02 (%)
Share class                        A                          B                           C                    Z
Inception                       3/30/84                    6/8/92                      8/1/97               1/11/99
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with        without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-months (cumulative)    2.79          -2.10         2.40          -2.60         2.48           1.48          2.91
-------------------------------------------------------------------------------------------------------------------
1-year                   6.53          1.47          5.76          0.76          5.91           4.91          6.78
-------------------------------------------------------------------------------------------------------------------
5-year                   6.90          5.86          6.10          5.79          6.31           6.31          7.06
-------------------------------------------------------------------------------------------------------------------
10-year                  6.83          6.31          6.05          6.05          6.54           6.54          6.91
-------------------------------------------------------------------------------------------------------------------

Average annual total return as of 12/31/01 (%)
Share class                        A                          B                           C                    Z
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with        without
                        sales          sales         sales         sales         sales          sales        sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-months (cumulative)    4.57          -0.39         4.19          -0.81         4.26           3.26          4.70
-------------------------------------------------------------------------------------------------------------------
1-year                   6.74          1.67          6.05          1.05          6.10           5.10          7.00
-------------------------------------------------------------------------------------------------------------------
5-year                   6.58          5.54          5.79          5.46          6.02           6.02          6.73
-------------------------------------------------------------------------------------------------------------------
10-year                  6.51          5.99          5.75          5.75          6.23           6.23          6.59
-------------------------------------------------------------------------------------------------------------------



Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate maximum class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C, and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class B and C shares would have been lower.

Investment Portfolio -- Liberty Intermediate Government Fund

February 28, 2002 (Unaudited)

U.S. GOVERNMENT  AGENCIES &
OBLIGATIONS-- 99.6%                                         PAR            VALUE
U.S. GOVERNMENT AGENCIES - 64.6%
Federal Home Loan Bank:
   4.500% 04/25/03                                  $40,110,000     $ 41,000,041
   5.720% 08/25/03                                      500,000          518,750
   7.590% 03/10/05                                       50,000           55,172
                                                                    ------------
                                                                      41,573,963
                                                                    ------------

Federal Home Loan Mortgage Corp.:
   5.925% 07/01/19 (a)                                  137,985          137,597
   6.019% 05/01/18 (a)                                  227,912          231,189
   6.094% 02/01/18 (a)                                   63,531           64,732
   6.339% 11/01/18 (a)                                   78,550           79,680
   7.500% 04/01/07 - 03/01/16                           379,922          397,535
   8.000% 06/01/07 - 04/01/17                         3,931,462        4,130,222
   8.500% 12/01/07 - 09/01/17                           923,541          998,542
   8.750% 12/01/05 - 10/01/13                           395,430          422,738
   9.000% 09/01/04 - 12/01/18                           686,063          743,953
   9.250% 11/01/08 - 10/01/19                         1,660,019        1,773,100
   9.500% 02/01/05 - 09/01/16                           545,435          593,483
   9.750% 04/01/09 - 09/01/16                           118,241          125,852
   10.000% 11/01/19                                     161,160          181,858
   10.250% 01/01/09 - 10/01/10                          352,724          393,615
   10.500% 11/01/09 - 04/01/21                          773,744          874,901
   11.250% 09/01/05 - 12/01/15                          789,697          907,657
                                                                    ------------
                                                                      12,056,654
                                                                    ------------

Federal National Mortgage Association:
   4.624% 07/01/27 (a)                                   75,111           76,144
   5.768% 08/01/19 (a)                                   79,440           79,879
   5.972% 07/01/20 (a)                                   42,132           42,513
   5.992% 06/01/20 (a)                                  117,967          119,110
   6.000% 02/01/24 - 05/01/26                        15,009,849       14,920,691
   6.068% 12/01/31 (a)                                  201,462          205,334
   6.137% 11/01/19 (a)                                   47,500           47,839
   6.250% 06/01/19 (a)                                   51,314           52,060
   6.250% 05/15/29                                    8,602,000        8,659,805
   6.375% 10/15/02                                   12,612,000       12,933,984
   6.383% 12/01/17 (a)                                   38,487           39,269
   6.468% 03/01/18 (a)                                  426,313          433,573
   6.500% 10/01/07 - 01/01/29                         2,698,148        2,743,996
   6.625% 09/15/09                                   11,525,000       12,482,958
   6.680% 11/01/23 (a)                                   56,677           57,297
   6.750% 08/15/02                                   24,444,000       24,978,590
   7.000% 07/15/05 - 11/01/23                        18,147,999       19,654,786
   7.250% 01/15/10                                   26,350,000       29,549,155
   7.500% 02/01/06 - 10/01/23                         1,989,489        2,083,334
   8.000% 07/01/08 - 08/01/09                           682,513          728,519



                                                            Par            Value
--------------------------------------------------------------------------------
   8.250% 02/01/08 - 06/01/08                       $   228,260       $  240,826
   8.500% 09/01/07 - 09/01/21                         1,790,155        1,936,859
   9.000% 06/01/02 - 06/01/22                         4,340,455        4,713,283
   9.500% 12/01/06                                        6,160            6,686
   10.000% 08/01/02 - 10/01/06                        1,128,924        1,236,871
   10.500% 07/01/10 - 02/01/16                        1,171,982        1,338,251
   11.000% 08/01/15 - 12/01/15                          281,870          323,798
   To Be Announced:
   6.000% (b)                                        14,000,000       13,916,840
   6.500% (b)                                        93,000,000       94,366,170
   7.000% (b)                                        31,500,000       32,463,285
   7.500% (b)                                         3,400,000        3,585,946
                                                                    ------------
                                                                     284,017,651
                                                                    ------------

Government National Mortgage Association:
   6.375% 05/20/22 (a)                                  158,926          162,899
   6.375% 06/20/23 (a)                                  127,004          130,239
   6.500% 06/15/23 - 01/15/29                         5,769,460        5,896,672
   6.750% 08/20/22 (a)                                   15,808           16,261
   7.000% 03/15/22 - 10/15/29                        25,256,823       26,163,298
   7.500% 02/15/07                                       65,465           69,495
   8.000% 03/15/04 - 07/15/23                           713,536          752,878
   8.500% 06/15/17 - 11/20/22                           449,063          479,101
   8.750% 11/15/21 - 12/15/21                           573,995          612,918
   8.850% 09/15/18 - 09/15/20                         1,137,739        1,245,046
   9.000% 08/15/08 - 02/15/25                         4,743,064        5,123,057
   9.250% 06/15/16 - 12/15/21                         1,767,669        1,909,630
   9.500% 10/15/04 - 01/20/25                         2,166,770        2,391,787
   10.000% 10/15/02 - 02/15/24                          889,681          965,836
   10.250% 10/15/18                                     119,477          133,217
   10.500% 12/15/02 - 11/15/20                        2,657,429        3,038,288
   10.625% 05/15/10                                      17,871           20,441
   11.000% 12/15/09 - 03/15/21                        2,967,371        3,419,304
   11.250% 07/15/15 - 12/15/15                           66,616           75,983
   11.500% 03/15/10 - 01/15/21                        4,840,038        5,640,719
   11.750% 07/15/13 - 07/15/15                           84,179           97,385
   12.000% 07/15/11 - 02/20/16                        4,976,932        5,843,707
   12.250% 08/15/13 - 05/15/14                          276,601          321,375
   12.500% 01/15/10 - 11/20/15                        3,535,358        4,177,387
   12.750% 05/15/14                                      41,054           48,212
   13.000% 01/15/11 - 01/15/16                        1,440,738        1,722,587
   13.500% 05/15/10 - 06/15/15                          972,525        1,174,901
   14.000% 06/15/11 - 03/15/12                           44,749           54,523
   14.500% 10/15/12                                      14,937           18,387
   15.000% 09/15/11 - 09/15/12                           75,587           93,303
                                                                    ------------
                                                                      71,798,836
                                                                    ------------



See notes to investment portfolio.

February 28, 2002 (Unaudited)


U.S. GOVERNMENT  AGENCIES &
OBLIGATIONS (continued)                                     Par            Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (continued)
U.S. Small Business Administration:
   7.600% 01/01/12                                $   1,731,046    $   1,879,808
   8.200% 10/01/11                                    1,618,909        1,750,445
   8.250% 11/01/11                                    3,837,060        4,133,232
   8.650% 11/01/14                                    3,021,939        3,344,909
   8.850% 08/01/11                                      354,462          391,016
   9.150% 07/01/11                                    1,197,179        1,324,379
                                                                    ------------
                                                                      12,823,789
                                                                    ------------

Total U.S. Government Agencies
 (cost of $407,855,681)                                              422,270,893

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 35.0%
U.S. Treasury Bonds & Notes:
   3.250% 12/31/03                                   22,852,000       22,984,085
   4.625% 05/15/06                                   19,059,000       19,455,046
   5.000% 02/15/11                                    5,200,000        5,238,168
   5.250% 08/15/03                                    1,822,000        1,890,890
   5.500% 01/31/03 - 08/15/28                         3,828,000        3,842,641
   5.625% 11/30/02                                   20,334,000       20,877,324
   5.875% 11/15/05                                    9,105,000        9,723,867
   6.125% 08/15/07                                    9,187,000        9,933,444
   6.500% 10/15/06 - 11/15/26 (c)                    62,871,000       69,555,678
   6.625% 04/30/02                                    1,560,000        1,572,433
   6.750% 05/15/05 - 08/15/26                         8,913,000        9,973,661
   6.875% 08/15/25                                    3,843,000        4,463,299
   7.125% 02/15/23                                   15,523,000       18,384,976
   7.500% 02/15/05                                   12,822,000       14,226,394
   7.875% 11/15/04                                    8,428,000        9,376,150
   8.750% 08/15/20                                    4,887,000        6,670,755
   10.750% 08/15/05                                     685,000          836,878
                                                                     -----------

Total U.S. Government Obligations
 (cost of $223,656,219)                                              229,005,689
                                                                     -----------

Total U.S. Government Agencies &
Obligations
 (cost of $631,511,900)                                              651,276,582
                                                                     -----------



NON-AGENCY MORTGAGE-BACKED
& ASSET-BACKED
SECURITIES - 1.1%                                           Par            Value
--------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc.:
   6.460% 10/25/31                                  $ 2,625,000      $ 2,612,531
   6.650% 10/25/31                                    1,000,000          997,250
   7.500% 11/25/30                                    2,306,731        2,354,157
   7.750% 10/25/30                                    1,158,310        1,192,619
                                                                    ------------

Total Non-Agency Mortgage-Backed &
   Asset-Backed Securities
 (cost of $7,123,194)                                                  7,156,557
                                                                    ------------

SHORT-TERM OBLIGATION - 20.1%
--------------------------------------------------------------------------------
Repurchase agreement with SBC
   Warburg Ltd., dated 02/28/02, due
   03/01/02 at 1.870%, collateralized
   by U.S. Treasury Bonds and Notes
   with various maturities to 08/15/29,
   market value $134,146,456
   (repurchase proceeds $131,480,829)
   (cost of $131,474,000)                           131,474,000      131,474,000
                                                                    ------------

Total Investments - 120.8%
(cost of $770,109,094)(d)                                            789,907,139
                                                                    ------------

OTHER ASSETS & LIABILITIES, NET - (20.8)%                          (135,739,781)
                                                                    ------------
Net Assets - 100.0%                                                $ 654,167,358
                                                                    ------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Interest rates on variable securities change periodically. The rates listed are as of February 28, 2002.
(b) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the shown.
(c) This security, or a portion thereof with a market value of $1,577,951, is being used to collateralize an open futures contract.
(d) Cost for generally accepted accounting principles is $770,109,094. Cost for federal income tax purposes is $771,502,179. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Long futures contract open on February 28, 2002:

                     Par Value              Unrealized
                    Covered by  Expiration Appreciation
     Type            Contracts     Month    at 02/28/02
-------------------------------------------------------
10 Year U.S.
   Treasury Note   $7,700,000      June      $85,569
-------------------------------------------------------


See notes to financial statements.

 Investment Portfolio  -- Liberty Federal Securities Fund

February 28, 2002 (Unaudited)


U.S. GOVERNMENT AGENCIES
& OBLIGATIONS - 92.5%                                       Par            Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 53.6%
Federal Home Loan Mortgage Corp:
   6.875% 01/15/05                                 $ 14,974,000     $ 16,190,638
   7.500% 03/01/16                                      181,318          187,947
   8.000% 04/01/07 - 05/01/16                         1,028,267        1,088,554
   8.500% 12/01/07 - 07/01/10                           696,409          752,964
   8.750% 03/01/04 - 02/01/10                           200,340          214,175
   9.000% 09/01/04 - 01/01/22                         1,586,184        1,711,833
   9.250% 10/01/08 - 11/01/10                         1,485,066        1,586,229
   9.500% 10/01/08 - 10/01/16                           651,922          709,376
   9.750% 11/01/08 - 09/01/16                           225,256          239,756
   10.000% 11/01/19                                     161,160          181,858
   10.250% 09/01/09 - 11/01/13                          387,217          432,107
   10.500% 06/01/17 - 01/01/20                          601,074          679,213
   11.250% 10/01/03 - 07/01/15                          370,735          426,924
   11.500% 02/01/15                                      48,098           56,037
   12.000% 09/01/13                                       2,709            3,143
                                                                    ------------
                                                                      24,460,754
                                                                    ------------

Federal National Mortgage Association:
   6.000% 12/01/08 - 03/01/24                        19,766,325       20,185,048
   6.375% 10/15/02                                    3,506,000        3,595,508
   6.500% 07/01/03 - 06/01/29                         3,397,265        3,452,311
   6.625% 09/15/09                                   19,245,000       20,844,644
   6.750% 08/15/02                                    8,658,000        8,847,350
   7.000% 07/01/10 - 02/01/27                           889,021          925,528
   7.125% 01/15/30                                    2,950,000        3,320,609
   7.250% 01/15/10                                   23,045,000       25,842,894
   7.500% 08/01/02 - 12/01/23                           901,107          944,004
   8.000% 03/01/08 - 08/01/09                           757,613          808,907
   8.250% 05/01/08 - 09/01/11                           353,599          373,064
   8.500% 05/01/08 - 07/01/17                         1,331,724        1,440,859
   9.000% 06/01/06 - 08/01/21                         4,092,791        4,434,677
   9.500% 06/01/08 - 02/01/18                           511,266          550,056
   To Be Announced:
   5.500% (a)                                         9,377,000        9,338,929
   6.500% (a)                                        94,007,000       95,387,963
   7.000% (a)                                        39,937,000       41,135,110
   7.500% (a)                                        15,869,000       16,638,112
   8.000% (a)                                        17,500,000       18,462,500
                                                                    ------------
                                                                     276,528,073
                                                                    ------------

Government National Mortgage Association:
   6.500% 06/15/23 - 02/15/29  7,443,533      7,577,773
   7.000% 04/15/22 - 09/15/29  16,624,306    17,175,679



                                                            Par        Value
--------------------------------------------------------------------------------
   7.500% 04/15/06 - 03/15/07                        $  298,616       $  315,524
   8.000% 06/15/05 - 04/15/08                            17,300           18,496
   9.000% 08/15/08 - 09/15/17                         2,637,113        2,882,162
   10.000% 02/15/03                                         634              696
   10.500% 02/15/13 - 08/15/21                        3,614,514        4,134,101
   11.000% 01/15/10 - 02/15/10                            1,004            1,157
   11.500% 04/15/13 - 08/15/13                           13,390           15,616
   11.750% 07/15/13 - 09/15/15                           83,766           96,906
   12.000% 12/15/12 - 06/15/15                          179,345          210,617
   12.500% 04/15/10 - 11/15/14                        1,709,881        2,021,934
   13.000% 01/15/11 - 03/15/15                          649,020          776,591
   To Be Announced:
   7.000% (a)                                          2,000,000       2,066,240
                                                                    ------------
                                                                      37,293,492
                                                                    ------------

Total U.S. Government Agencies
 (cost of $325,940,165)                                              338,282,319
                                                                    ------------


--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 38.9%
U.S. Treasury Bonds & Notes:
   5.000% 02/15/11 - 08/15/11                        22,582,000       22,744,608
   5.500% 08/15/28                                   35,657,000       35,111,091
   5.625% 11/30/02                                    4,294,000        4,408,736
   5.750% 08/15/10                                    5,914,000        6,271,620
   6.125% 08/15/07                                   10,703,000       11,572,619
   6.500% 02/15/10                                   27,857,000       30,899,542
   6.750% 08/15/26                                    8,540,000        9,803,664
   6.875% 08/15/25                                   15,406,000       17,892,682
   7.125% 02/15/23                                   21,129,000       25,024,554
   7.250% 08/15/22                                   10,346,000       12,397,405
   7.500% 02/15/05                                    2,421,000        2,686,172
   7.875% 02/15/21                                   12,860,000       16,273,944
   8.750% 08/15/20                                   14,333,000       19,564,545
   8.875% 02/15/19 (b)                               18,758,000       25,590,039
   11.250% 02/15/15                                   3,530,000        5,494,127
                                                                    ------------

Total U.S. Government Obligations
 (cost of $239,870,260)                                              245,735,348
                                                                    ------------

Total U.S. Government Agencies & Obligations
 (cost of $565,810,425)                                              584,017,667
                                                                    ------------

--------------------------------------------------------------------------------

See notes to investment portfolio.

February 28, 2002 (Unaudited)

NON-AGENCY MORTGAGE-BACKED
& ASSET-BACKED
SECURITIES - 5.3%                                           Par            Value
--------------------------------------------------------------------------------
Chase Mortgage Finance Corp.,
   7.750% 04/25/30                                   $  575,880     $    593,813
Conseco Finance,
   8.383% 02/15/31                                      300,000          301,001
Countrywide Asset-Backed
   Certificates,
   7.240% 04/25/28                                    1,330,703        1,363,139
Countrywide Home Loan,
   7.250% 09/25/29                                    1,753,259        1,757,572
Countrywide Mortgage Trust,
   7.600% 04/25/23                                      499,054          499,053
First Boston Mortgage Securities Corp.,
   6.150% 09/28/13                                      155,887          155,887
GE Capital Mortgage Services, Inc.,
   8.000% 06/25/30                                      733,498          753,899
Green Tree Financial Corp.,
   7.850% 08/15/25                                    9,100,000        8,942,172
Headlands Mortgage Securities, Inc.,
   7.750% 03/25/27                                    5,065,694        5,205,811
Norwest Asset Securities Corp.:
   6.750% 05/25/28                                    1,914,414        1,960,743
   7.000% 04/25/12                                      866,337          892,553
Preferred Mortgage Asset Trust,
   7.900% 05/25/12 (c)                                  664,779          692,201
Residential Accredited Loans, Inc.,
   6.500% 05/25/29                                    4,093,173        3,938,410
Residential Asset Securitization Trust,
   7.500% 11/25/11                                      859,314          880,577
Residential Funding Mortgage
   Securities Inc.,
   7.500% 12/25/29                                    1,926,794        1,984,899
Tyron Mortgage Funding, Inc.,
   7.500% 02/20/27                                    1,183,354        1,222,368
Washington Mutual,
   6.930% 01/25/40                                    2,500,000        2,517,650
                                                                    ------------

Total Non-Agency Mortgage-Backed &
Asset-Backed Securities
 (cost of $32,479,974)                                                33,661,748
                                                                    ------------

SHORT-TERM OBLIGATIONS - 30.7%
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY - 7.3%
Federal Home Loan Mortgage Corp.,
   1.820% 03/01/02
   (cost of $46,380,000)                             46,380,000       46,380,000
                                                                    ------------


                                                            Par            Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 23.4%
Repurchase agreement with SBC
   Warburg Ltd., dated 02/28/02,
   due 03/01/02 at 1.870%,
   collateralized by U.S. Treasury
   Bonds and Notes with
   various maturities to 08/15/29,
   market value $150,654,324
   (repurchase proceeds $147,660,670)
   (cost of $147,653,000)                          $147,653,000    $ 147,653,000
                                                                    ------------

Total Short-Term Obligations
 (cost of $194,033,000)                                              194,033,000
                                                                    ------------

Total Investments - 128.5%
 (cost of $792,323,399) (d)                                          811,712,415
                                                                    ------------

Other Assets & Liabilities, Net - (28.5)%                          (180,045,524)
                                                                    ------------
Net Assets - 100.0%                                                $ 631,666,891
                                                                    ------------

NOTES TO INVESTMENT PORTFOLIO:
(a)These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(b)This security, or a portion thereof with a market value of $743,100, is being used to collateralize open futures contracts.
(c)This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2002, the value of this security amounted to $692,201, which represents 0.1% of net assets.
(d)Cost for generally accepted accounting principles is $792,323,399. Cost for federal income tax purposes is $793,320,536. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Long futures contract open on February 28, 2002:
                     Par Value              Unrealized
                    Covered by  Expiration Appreciation
     Type            Contracts     Month    at 02/28/02
-------------------------------------------------------
5 Year U.S.
   Treasury Note  $14,200,000      June      $51,360
-------------------------------------------------------

Short futures contracts open on February 28, 2002:
                                            Unrealized
                     Par Value             Appreciation/
                    Covered by  Expiration(Depreciation)
     Type            Contracts     Month    at 02/28/02
-------------------------------------------------------
2 Year U.S.
   Treasury Note  $ 4,000,000      June     $  1,457
10 Year U.S.
   Treasury Note   13,000,000      March     (79,073)
30 Year U.S.
   Treasury Bond   21,900,000      June      (15,023)
-------------------------------------------------------
                                            $(92,639)
-------------------------------------------------------

See notes to financial statements.

 Statements of Assets and Liabilities

February 28, 2002 (Unaudited)


                                                                            LIGF                           LFSF
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                   $ 770,109,094                   $ 792,323,399
                                                                       -------------                   -------------
Investments, at value                                                  $ 658,433,139                   $ 617,679,415
Short-term investments                                                   131,474,000                     194,033,000
Cash                                                                             473                             871
Receivable for:
   Investments sold                                                          311,664                         893,639
   Fund shares sold                                                        3,818,915                         338,654
   Interest                                                                4,948,422                       2,400,768
Futures variation margin                                                          --                          99,156
Deferred Trustees' compensation plan                                          16,504                          13,535
Other assets                                                               1,133,081                         914,143
                                                                       -------------                   -------------
     Total Assets                                                        800,136,198                     816,373,181
                                                                       -------------                   -------------
LIABILITIES:
Payable for:
   Investments purchased on a delayed delivery basis                     143,725,875                     182,124,967
   Fund shares repurchased                                                   592,537                         843,516
   Distributions                                                           1,005,705                       1,292,511
   Management fee                                                            299,477                         291,920
   Transfer agent fee                                                        144,640                         110,943
   Bookkeeping fee                                                            20,826                          21,854
   Trustees' fee                                                               2,123                           7,044
Futures variation margin                                                      21,656                              --
Deferred Trustees' fees                                                       16,504                          13,535
Other liabilities                                                            139,497                              --
                                                                       -------------                   -------------
     Total Liabilities                                                   145,968,840                     184,706,290
                                                                       -------------                   -------------
NET ASSETS                                                             $ 654,167,358                   $ 631,666,891
                                                                       -------------                   -------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        $ 780,927,435                   $ 766,783,145
Overdistributed net investment income                                     (5,294,153)                     (4,703,205)
Accumulated net realized loss                                           (141,349,538)                   (149,760,786)
Net unrealized appreciation (depreciation) on:
   Investments                                                            19,798,045                      19,389,016
   Futures contracts                                                          85,569                         (41,279)
                                                                       -------------                   -------------
NET ASSETS                                                             $ 654,167,358                   $ 631,666,891
                                                                       -------------                   -------------
CLASS A:
Net assets                                                             $ 570,027,136                   $ 565,488,772
Shares outstanding                                                        86,061,236                      53,310,994
                                                                       -------------                   -------------
Net asset value and redemption price per share                         $        6.62(a)                $       10.61(a)
                                                                       -------------                   -------------
Maximum offering price per share (NAV/0.9525)                          $        6.95(b)                $       11.14(b)
                                                                       -------------                   -------------
CLASS B:
Net assets                                                             $  73,970,408                   $  58,978,584
Shares outstanding                                                        11,167,837                       5,560,151
                                                                       -------------                   -------------
Net asset value, offering and redemption price per share               $        6.62(a)                $       10.61(a)
                                                                       -------------                   -------------
CLASS C:
Net assets                                                             $   9,896,733                   $   7,138,909
Shares outstanding                                                         1,494,158                         673,014
                                                                       -------------                   -------------
Net asset value, offering and redemption price per share               $        6.62(a)                $       10.61(a)
                                                                       -------------                   -------------
CLASS Z:
Net assets                                                             $     273,081                   $      60,626
Shares outstanding                                                            41,229                           5,715
                                                                       -------------                   -------------
Net asset value, offering and redemption price per share               $        6.62                   $       10.61
                                                                       -------------                   -------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.


11


 Statements of Operations

For the Six Months Ended February 28, 2002 (Unaudited)

                                                                            LIGF                           LFSF
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (including income on securities loaned
   of $15,954 and $12,433, respectively)                               $  17,699,562                   $  17,775,234
Dollar roll fee income                                                     1,259,998                       1,205,997
                                                                       -------------                   -------------
   Total Investment Income                                                18,959,560                      18,981,231
                                                                       -------------                   -------------
EXPENSES:
Management fee                                                             1,945,929                       1,914,267
Distribution fee:
   Class B                                                                   290,287                         226,748
   Class C                                                                    30,645                          26,172
Service fee:
   Class A                                                                   702,651                         713,226
   Class B                                                                    96,762                          75,583
   Class C                                                                    10,273                           8,707
Bookkeeping fee                                                              120,656                         120,209
Transfer agent fee                                                           867,840                         665,657
Trustees' fee                                                                 12,736                           8,696
Other expenses                                                               285,658                         191,355
                                                                       -------------                   -------------
   Total Expenses                                                          4,363,437                       3,950,620
Fees waived by Distributor - Class C                                          (6,199)                         (5,275)
Custody earnings credit                                                         (695)                         (1,081)
                                                                       -------------                   -------------
   Net Expenses                                                            4,356,543                       3,944,264
                                                                       -------------                   -------------
Net Investment Income                                                     14,603,017                      15,036,967
                                                                       -------------                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
Net realized gain on:
   Investments                                                            12,779,454                      12,088,174
   Futures contracts                                                         101,581                       1,483,623
                                                                       -------------                   -------------
     Net realized gain                                                    12,881,035                      13,571,797
                                                                       -------------                   -------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                            (9,385,992)                    (11,688,036)
   Futures contracts                                                          12,206                         (22,397)
                                                                       -------------                   -------------
     Net change in unrealized appreciation/depreciation                   (9,373,786)                    (11,710,433)
                                                                       -------------                   -------------
Net Gain                                                                   3,507,249                       1,861,364
                                                                       -------------                   -------------
Net Increase in Net Assets from Operations                             $  18,110,266                   $  16,898,331
                                                                       -------------                   -------------


See notes to financial statements.

12

 Statements of Changes in Net Assets


                                                                     LIGF                             LFSF
                                                              -------------------             -------------------
                                                          (UNAUDITED)                      (UNAUDITED)
                                                          SIX MONTHS                       SIX MONTHS
                                                             ENDED         YEAR ENDED         ENDED       YEAR ENDED
                                                         FEBRUARY 28,      AUGUST 31,     FEBRUARY 28,    AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                           2002             2001            2002           2001
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                    $  14,603,017   $ 35,782,151    $  15,036,967   $ 36,726,876
Net realized gain on investments
   and futures contracts                                    12,881,035      7,947,356       13,571,797      4,584,420
Net change in unrealized appreciation/depreciation
   on investments and futures contracts                     (9,373,786)    23,506,165      (11,710,433)    31,452,963
----------------------------------------------------------------------------------------------------------------------
   Net Increase from Operations                             18,110,266     67,235,672       16,898,331     72,764,259
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                 (14,828,006)   (28,321,104)     (15,842,576)   (33,416,321)
   Class B                                                  (1,756,717)    (5,923,009)      (1,450,003)    (2,652,375)
   Class C                                                    (190,798)      (198,131)        (173,180)      (238,158)
   Class Z                                                     (14,553)      (116,077)          (2,223)          (354)
----------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders               (16,790,074)   (34,558,321)     (17,467,982)   (36,307,208)
----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                           161,125,190    301,227,404       30,688,869     49,220,341
   Proceeds issued in connection with merger                        --     13,490,658               --             --
   Distributions reinvested                                  9,146,582     17,734,677        8,403,316     18,014,892
   Redemptions                                            (159,375,650)  (266,374,294)     (51,022,214)  (105,240,352)
----------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease)                               10,896,122     66,078,445      (11,930,029)   (38,005,119)
----------------------------------------------------------------------------------------------------------------------
Class B:
   Subscriptions                                            24,325,683     26,691,929       20,338,967     28,101,813
   Proceeds issued in connection with merger                        --      7,830,746               --             --
   Distributions reinvested                                  1,102,297      3,531,945          960,430      1,665,693
   Redemptions                                             (35,515,276)  (144,102,350)     (17,509,864)   (31,075,214)
----------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease)                              (10,087,296)  (106,047,730)       3,789,533     (1,307,708)
----------------------------------------------------------------------------------------------------------------------
Class C:
   Subscriptions                                            16,120,888      8,631,527        3,737,354      4,795,998
   Distributions reinvested                                    146,260        163,874          114,889        168,607
   Redemptions                                             (12,258,061)    (4,971,365)      (3,058,545)    (2,406,545)
----------------------------------------------------------------------------------------------------------------------
      Net Increase                                           4,009,087      3,824,036          793,698      2,558,060
----------------------------------------------------------------------------------------------------------------------
Class Z:
   Subscriptions                                             1,845,968      1,303,406          117,750         11,639
   Distributions reinvested                                     12,662        116,077            1,921            354
   Redemptions                                              (1,836,487)    (7,776,387)         (70,622)            --
----------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease)                                   22,143     (6,356,904)          49,049         11,993
----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Share Transactions              4,840,056    (42,502,153)      (7,297,749)   (36,742,774)
----------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                      6,160,248     (9,824,802)      (7,867,400)      (285,723)
NET ASSETS:
Beginning of period                                        648,007,110    657,831,912      639,534,291    639,820,014
----------------------------------------------------------------------------------------------------------------------
End of period                                            $ 654,167,358  $ 648,007,110    $ 631,666,891  $ 639,534,291
----------------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                    $  (5,294,153)  $   (679,901)   $  (4,703,205) $  (1,186,705)
----------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


13


 Statements of Changes in Net Assets (continued)


                                                                     LIGF                             LFSF
                                                              -------------------             -------------------
                                                          (UNAUDITED)                      (UNAUDITED)
                                                          SIX MONTHS                       SIX MONTHS
                                                             ENDED         YEAR ENDED         ENDED       YEAR ENDED
                                                         FEBRUARY 28,      AUGUST 31,     FEBRUARY 28,    AUGUST 31,
                                                             2002             2001            2002           2001
----------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                            24,283,090     46,598,412        2,875,609      4,730,239
   Issued in connection with merger                                 --      2,065,951               --             --
   Issued for distributions reinvested                       1,373,451      2,740,519          786,969      1,742,578
   Redemptions                                             (24,015,116)   (41,123,530)      (4,791,431)   (10,158,140)
----------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease)                                1,641,425     10,281,352       (1,128,853)    (3,685,323)
----------------------------------------------------------------------------------------------------------------------
Class B:
   Subscriptions                                             3,656,304      4,107,574        1,901,004      2,697,587
   Issued in connection with merger                                 --      1,199,195               --             --
   Issued for distributions reinvested                         165,477        547,662           89,964        161,119
   Redemptions                                              (5,347,051)   (22,405,586)      (1,647,330)    (3,006,935)
----------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease)                               (1,525,270)   (16,551,155)         343,638       (148,229)
----------------------------------------------------------------------------------------------------------------------
Class C:
   Subscriptions                                             2,428,817      1,323,398          350,807        462,424
   Issued for distributions reinvested                          21,968         25,221           10,758         16,282
   Redemptions                                              (1,850,309)      (762,313)        (286,604)      (231,723)
----------------------------------------------------------------------------------------------------------------------
      Net Increase                                             600,476        586,306           74,961        246,983
----------------------------------------------------------------------------------------------------------------------
Class Z:
   Subscriptions                                               275,273        196,864           10,964          1,099
   Issued for distributions reinvested                           1,894         20,091              179             34
   Redemptions                                                (274,666)    (1,197,117)          (6,663)            --
----------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease)                                    2,501       (980,162)           4,480          1,133
----------------------------------------------------------------------------------------------------------------------


See notes to financial statements.

 Notes to Financial Statements

February 28, 2002 (Unaudited)




Note 1. Accounting Policies

Organization:

Liberty Intermediate Government Fund ("LIGF"), a series of Liberty Funds Trust II, and Liberty Federal Securities Fund ("LFSF"), a series of Liberty Funds Trust III (the series collectively referred to as the "Funds") are diversified portfolios. Liberty Funds Trust II and Liberty Funds Trust III are Massachusetts business trusts, registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. LIGF's investment goal is to seek as high a level of current income and total return, as is consistent with prudent risk. LFSF's investment goal is to seek as high a level of current income and total return, as is consistent with prudent risk. The Funds may issue an unlimited number of shares. The Funds offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on purchasing Class Z shares, as defined in the Funds' prospectus.

On February 9, 2001, the Liberty Short Term Government Fund merged into LIGF as follows:

Shares                   Mutual Fund      Unrealized
Issued               Net Assets Received Appreciation1
-----                 -----------------  ------------
3,265,146                $21,321,404        $72,856

Net Assets                                Net Assets
of the Fund                               of the Fund
prior to the                           immediately after
combination                               combination
----------                               ------------
$645,595,755                             $666,917,159

--------------------------------------------------------------------------------
1 Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security valuation and transactions:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sales price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Funds may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by a Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Funds may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices.

The Funds maintain U.S. Government securities or other liquid high grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

Investment transactions and investment income:

Interest income is recorded on the accrual basis. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis.

Effective September 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Funds, but resulted in reclassifications as followed, based on securities held by the Funds on September 1, 2001:

                                           Increase
                                              Net
                              Decrease    Unrealized
Fund                           in Cost   Appreciation
-----                          -------   ------------
LIGF                         $2,427,195   $2,427,195
LFSF                          1,085,485    1,085,485

The effect of this change, for the six months ended February 28, 2002, was as follows:

                 Decrease     Decrease     Increase
                   Net           Net          Net
                Investment   Unrealized    Realized
Fund              Income    Appreciation     Gains
-----             -------   ------------   ---------
LIGF             $748,391    $1,034,110   $1,782,501
LFSF              625,183        88,348      713,531

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

Securities lending:

The Funds may lend their securities to certain qualified brokers who pay the Funds negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At February 28, 2002, neither LIGF or LFSF had any securities out on loan.

Determination of class net asset values and financial highlights:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for each Fund for the entire period by the service fees for Class A, Class B and Class C shares and the distribution fees for Class B and Class C shares only.

Federal income taxes:

Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At August 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                               Year of   Capital Loss
Fund                         Expiration  Carryforward*
-----                         ---------  -------------
LIGF                            2002     $   7,248,466
                                2003        67,291,258
                                2004        32,580,328
                                2005        18,973,274
                                2007           287,185
                                2008        11,858,635
                                2009        15,616,545
                                         -------------
                                         $ 153,855,691
                                         -------------

                               Year of   Capital Loss
Fund                         Expiration  Carryforward
-----                         ---------  -------------
LFSF                            2002     $  84,302,080
                                2004        21,929,352
                                2008        24,031,026
                                2009        29,849,094
                                         -------------
                                         $ 160,111,552
                                         -------------

--------------------------------------------------------------------------------
* May be subject to limitations.

Of the LIGF capital loss carryforwards expiring in 2002 and 2008, $4,423,000 and $287,000, respectively, were acquired in mergers with Liberty Financial U.S. Government Securities Fund and Liberty Short Term Government Fund. Their availability for use in offsetting any future realized gains may be limited in a given year.

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Additionally, the following net capital losses attributable to security transactions occurring after October 31, 2000, are treated as arising on September 1, 2001, the first day of the Funds' current taxable year:

Fund                                     Capital Loss
-----                                     -----------
LFSF                                      $1,976,408


Distributions to shareholders:

Each Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Other:

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Fees and Compensation Paid to Affiliates

Management fee:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of each Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's average daily net assets as follows:

LIGF                                        Annual
Average Daily Net Assets                   Fee Rate
----------------------                     --------
First $1 billion                            0.60%
Next $500 million                           0.55%
Over $1.5 billion                           0.50%

LFSF                                        Annual
Average Daily Net Assets                   Fee Rate
----------------------                     --------
First $1 billion                            0.60%
Next $1 billion                             0.55%
Next $1 billion                             0.50%
Over $3 billion                             0.40%

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Funds. The Funds obtained approval of new investment advisory contracts by the Funds' Board of Trustees and shareholders, which became effective upon completion of the sale. The new contracts are identical to the prior contracts in all material respects except for their effective and termination dates.

Bookkeeping fee:

The Advisor is responsible for providing pricing and bookkeeping services to each Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with each Fund, the Advisor receives from each Fund an annual flat fee of $10,000, paid monthly, and in any month that each Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of each Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer agent fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of each Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is each Fund's principal underwriter. During the six months ended February 28, 2002, each Fund has been advised that the Distributor retained net underwriting discounts on LIGF and LFSF of $10,759 and $19,451 respectively, on sales of each Fund's Class A shares and received contingent deferred sales charges (CDSC) of $7,573 and $44 on Class A share redemptions, $73,630 and $97,572 on Class B share redemptions, and $2,752, and $6,623 on Class C share redemptions, respectively.

Each Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor. Each Fund pays a service fee equal to 0.25% annually on Class A, Class B and Class C average daily net assets as of the 20th of each month. The Plan also requires each Fund to make a payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually for LIGF and LFSF.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other:

The Funds pay no compensation to their officers, all of whom are employees of the Advisor or its affiliates.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

The Funds have an agreement with their custodian bank under which $695 and $1,081 of custody fees were reduced by balance credits for the six months ended February 28, 2002, for LIGF and LFSF, respectively. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such an agreement.

Note 3. Portfolio Information

Investment activity:
For the six months ended February 28, 2002, purchases and sales of investments, other than short-term obligations and mortgage dollar roll transactions, were as follows:

                             Purchases       Sales
                             ---------    ----------
LIGF                      $851,342,113   $915,431,234
LFSF                       894,747,431    915,326,500

Unrealized appreciation (depreciation) at February 28, 2002, based on cost of investments for federal income tax purposes was:

                               LIGF          LFSF
                             ---------     ---------
Gross unrealized
  appreciation             $19,767,314    $21,031,858
Gross unrealized
  depreciation              (1,362,354)    (2,639,979)
                             ---------     ---------
Net unrealized
  appreciation             $18,404,960    $18,391,879
                             ---------     ---------

Other:

The Funds may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Funds will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Funds and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in each Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Funds deposit cash or securities with their custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. Refer to each Fund's Investment Portfolio for a summary of open futures contracts at February 28, 2002.

 Financial Highlights -- Liberty Intermediate Government Fund

Selected data for a share outstanding throughout each period is as follows:

                                          (Unaudited)
                                          Six Months
                                             Ended                            Year Ended August 31,
                                           February 28,     ----------------------------------------------------------
Class A Shares                                  2002         2001         2000         1999         1998         1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      Beginning of Period                   $   6.61     $   6.28     $   6.32     $   6.73     $   6.51     $   6.37
----------------------------------------------------------------------------------------------------------------------
 Income From
      Investment Operations:
Net investment income                           0.15(a)(b)   0.36(a)      0.40(c)      0.38         0.42         0.39
Net realized and unrealized gain (loss)
   on investments and futures contracts         0.03(b)      0.32        (0.05)       (0.42)        0.20         0.15
----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations           0.18         0.68         0.35        (0.04)        0.62         0.54
----------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
      to Shareholders:
From net investment income                     (0.17)       (0.35)       (0.38)       (0.37)       (0.38)       (0.40)
In excess of net investment income                --           --           --(d)        --        (0.02)          --
Return of capital                                 --           --        (0.01)          --           --           --
----------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders                  (0.17)       (0.35)       (0.39)       (0.37)       (0.40)       (0.40)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      End of Period                         $   6.62     $   6.61     $   6.28     $   6.32     $   6.73     $   6.51
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                 2.80%(f)    11.10%        5.77%       (0.70)%       9.87%        8.64%
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses(g)                                     1.25%(h)     1.18%        1.20%        1.15%        1.12%        1.13%
Net investment income(g)                        4.61%(b)(h)  5.62%        6.35%        6.10%        6.02%        6.43%
Portfolio turnover rate                          124%(f)      218%          84%          62%         214%          61%
Net assets, end of period (000's)           $570,027     $557,944     $465,738     $537,353     $650,849     $730,791

(a)Per share data was calculated using average shares outstanding during the period.
(b)As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the six months ended February 28, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.84% to 4.61%. Per share data and ratios for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Represents less than $0.01.
(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)Annualized.

 19


 Financial Highlights-- Liberty Intermediate Government Fund (continued)

Selected data for a share outstanding throughout each period is as follows:

                                          (Unaudited)
                                          Six Months
                                             Ended                            Year Ended August 31,
                                           February 28,     ----------------------------------------------------------
Class B Shares                                  2002         2001         2000         1999         1998         1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      Beginning of Period                    $  6.61      $  6.28     $   6.32     $   6.73     $   6.51     $   6.37
----------------------------------------------------------------------------------------------------------------------
Income From
      Investment Operations:
Net investment income                           0.13(a)(b)   0.31(a)      0.35(c)      0.33         0.37         0.34
Net realized and unrealized gain (loss)
   on investments and futures contracts         0.03(b)      0.32        (0.05)       (0.42)        0.20         0.15
----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations           0.16         0.63         0.30        (0.09)        0.57         0.49
----------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
      to Shareholders:
From net investment income                     (0.15)       (0.30)       (0.33)       (0.32)       (0.33)       (0.35)
In excess of net investment income                --           --           --(d)        --        (0.02)          --
Return of capital                                 --           --        (0.01)          --           --           --
----------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders                  (0.15)       (0.30)       (0.34)       (0.32)       (0.35)       (0.35)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      End of Period                          $  6.62      $  6.61     $   6.28     $   6.32     $   6.73     $   6.51
----------------------------------------------------------------------------------------------------------------------
Total return(e)                                 2.42%(f)    10.31%        4.98%       (1.44)%       9.03%        7.83%
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses(g)                                     2.00%(h)     1.93%        1.95%        1.90%        1.87%        1.88%
Net investment income(g)                        3.86%(b)(h)  4.87%        5.60%        5.35%        5.27%        5.68%
Portfolio turnover rate                          124%(f)      218%          84%          62%         214%          61%
Net assets, end of period (000's)            $73,970      $83,901     $183,760     $295,832     $395,056     $460,837

(a)Per share data was calculated using average shares outstanding during the period.
(b)As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the six months ended February 28, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.09% to 3.86%. Per share data and ratios for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Represents less than $0.01.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge. (f) Not annualized. (g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)Annualized.

20


 Financial Highlights-- Liberty Intermediate Government Fund (continued)

Selected data for a share outstanding throughout each period is as follows:

                                          (Unaudited)
                                          Six Months
                                             Ended                            Year Ended August 31,
                                           February 28,     ----------------------------------------------------------
Class C Shares                                 2002         2001         2000         1999         1998        1997(a)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      Beginning of Period                    $ 6.61         $ 6.28        $ 6.32       $ 6.73       $ 6.51     $ 6.59
--------------------------------------------------------------------------------------------------------------------------
Income From
      Investment Operations:
Net investment income                          0.13(b)(c)     0.33(b)       0.36(d)      0.34         0.38       0.03
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.03(c)        0.31         (0.05)       (0.42)        0.20      (0.08)
--------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations          0.16           0.64          0.31        (0.08)        0.58      (0.05)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
      to Shareholders:
From net investment income                    (0.15)         (0.31)        (0.34)       (0.33)       (0.34)     (0.03)
In excess of net investment income               --             --            --(e)        --        (0.02)        --
Return of capital                                --             --         (0.01)          --           --         --
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders                 (0.15)         (0.31)        (0.35)       (0.33)       (0.36)     (0.03)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      End of Period                          $ 6.62         $ 6.61        $ 6.28       $ 6.32       $ 6.73     $ 6.51
--------------------------------------------------------------------------------------------------------------------------
Total return(f)                                2.49%(g)(h)   10.46%(g)      5.14%(g)    (1.29)%(g)    9.20%(g)  (0.77)%(h)
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses(i)                                    1.85%(j)       1.78%         1.80%        1.75%        1.72%      1.78%(j)
Net investment income(i)                       4.01%(c)(j)    5.02%         5.75%        5.50%        5.42%      5.85%(j)
Waiver/reimbursement                           0.15%(j)       0.15%         0.15%        0.15%        0.15%        --%
Portfolio turnover rate                         124%(h)        218%           84%          62%         214%        61%
Net assets, end of period (000's)            $9,897         $5,906        $1,931       $3,109       $1,005     $  101

(a)Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the six months ended February 28, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.24% to 4.01%. Per share data and ratios for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Represents less than $0.01.
(f)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge. (g)Had the Distributor not waived a portion of the expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(j)Annualized.


 21


Financial Highlights-- Liberty Intermediate Government Fund (continued)

Selected data for a share outstanding throughout each period is as follows:

                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED
                                                          FEBRUARY 28,                  YEAR ENDED AUGUST 31,
                                                                             -------------------------------------------
CLASS Z SHARES                                                2002             2001             2000            1999(A)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      Beginning of Period                                    $ 6.61           $ 6.28           $ 6.32          $ 6.76
--------------------------------------------------------------------------------------------------------------------------
Income From
      Investment Operations:
Net investment income                                          0.16(b)(c)       0.37(b)          0.41(d)         0.22
Net realized and unrealized gain (loss)
   on investments and futures contracts                        0.03(c)          0.33            (0.05)          (0.43)
--------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                          0.19             0.70             0.36           (0.21)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
      to Shareholders:
From net investment income                                    (0.18)           (0.37)           (0.39)          (0.23)
In excess of net investment income                               --               --               --(e)           --
Return of capital                                                --               --            (0.01)             --
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders                                 (0.18)           (0.37)           (0.40)          (0.23)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      End of Period                                          $ 6.62           $ 6.61           $ 6.28          $ 6.32
--------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                2.93%(g)        11.37%            6.03%          (3.31)%(g)
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses(h)                                                    1.00%(i)         0.93%            0.95%           0.92%(i)
Net investment income(h)                                       4.86%(c)(i)      5.87%            6.60%           6.35%(i)
Portfolio turnover rate                                         124%(g)          218%              84%             62%
Net assets, end of period (000's)                            $  273           $  256           $6,402          $7,317

(a)Class Z shares were initially offered on January 29, 1999. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the six months ended February 28, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.09% to 4.86%. Per share data and ratios for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Represents less than $0.01.
(f)Total return at net asset value assuming all distributions reinvested.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)Annualized.

22



Financial Highlights -- Liberty Federal Securities Fund

Selected data for a share outstanding throughout each period is as follows:

                                       (Unaudited)
                                       Six Months
                                          Ended                            Year Ended August 31,                       Year Ended
                                       February 28,       ----------------------------------------------------------   October 31,
Class A Shares                             2002           2001         2000         1999         1998        1997 (a)      1996
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      Beginning of Period               $  10.61       $  10.02     $  10.14     $  11.08     $  10.52    $  10.53     $    10.83
----------------------------------------------------------------------------------------------------------------------------------
Income From
      Investment Operations:
Net investment income                       0.25(b)(c)     0.60(b)      0.74(d)      0.70         0.71        0.58           0.70
Net realized and unrealized gain
   (loss) on investments
   and futures contracts                    0.04(c)        0.58        (0.14)       (0.97)        0.53       (0.04)         (0.30)
----------------------------------------------------------------------------------------------------------------------------------
     Total from
     Investment Operations                  0.29           1.18         0.60        (0.27)        1.24        0.54           0.40
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
      to Shareholders:
From net investment income                 (0.29)         (0.59)       (0.68)       (0.67)       (0.68)      (0.55)         (0.69)
In excess of net investment income            --             --        (0.03)          --           --          --             --
Return of capital                             --             --        (0.01)          --           --          --          (0.01)
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders              (0.29)         (0.59)       (0.72)       (0.67)       (0.68)      (0.55)         (0.70)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      End of Period                     $  10.61       $  10.61     $  10.02     $  10.14     $  11.08    $  10.52     $    10.53
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                             2.79%(f)      12.12%        6.23%       (2.56)%      12.11%       5.31%(f)       3.88%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses(g)                                 1.16%(h)       1.15%        1.17%        1.15%        1.14%       1.19%(h)       1.18%
Net investment income(g)                    4.80%(c)(h)    5.82%        6.87%        6.58%        6.49%       6.71%(h)       6.62%
Portfolio turnover rate                      133%(f)        229%          96%          42%         356%         79%(f)        125%
Net assets, end of period (000's)       $565,489       $577,809     $582,535     $681,542     $820,733    $888,479     $1,025,769

(a)The Fund changed its fiscal year end from October 31 to August 31.
   Information presented is for the period November 1, 1996 through August 31, 1997.
(b)Per share data was calculated using average shares outstanding during the period.
(c)As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the six months ended February 28, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.00% to 4.80%. Per share data and ratios for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)Annualized.

23


Financial Highlights-- Liberty Federal Securities Fund (continued)

Selected data for a share outstanding throughout each period is as follows:

                                       (Unaudited)
                                       Six Months
                                          Ended                            Year Ended August 31,                       Year Ended
                                       February 28,       ----------------------------------------------------------   October 31,
Class B Shares                             2002          2001          2000          1999         1998        1997 (a)      1996
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      Beginning of Period                $ 10.61       $ 10.02       $ 10.14       $ 11.08      $ 10.52     $ 10.53       $ 10.83
----------------------------------------------------------------------------------------------------------------------------------
Income From
      Investment Operations:
Net investment income                       0.21(b)(c)    0.52(b)       0.67(d)       0.62         0.63        0.52          0.62
Net realized and unrealized gain
   (loss) on investments
   and futures contracts                    0.04(c)       0.59         (0.14)        (0.97)        0.53       (0.04)        (0.30)
----------------------------------------------------------------------------------------------------------------------------------
     Total from
     Investment Operations                  0.25          1.11          0.53         (0.35)        1.16        0.48          0.32
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
      to Shareholders:
From net investment income                 (0.25)        (0.52)        (0.61)        (0.59)       (0.60)      (0.49)        (0.61)
In excess of net investment income            --            --         (0.03)           --           --          --            --
Return of capital                             --            --         (0.01)           --           --          --         (0.01)
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders              (0.25)        (0.52)        (0.65)        (0.59)       (0.60)      (0.49)        (0.62)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      End of Period                      $ 10.61       $ 10.61       $ 10.02       $ 10.14      $ 11.08     $ 10.52       $ 10.53
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                             2.40%(f)     11.32%         5.44%        (3.30)%      11.26%       4.66 %(f)     3.11%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses(g)                                 1.91%(h)      1.90%         1.92%         1.90%        1.89%       1.94%(h)      1.93%
Net investment income(g)                    4.05%(c)(h)   5.07%         6.12%         5.83%        5.74%       5.96%(h)      5.87%
Portfolio turnover rate                      133%(f)       229%           96%           42%         356%         79%(f)       125%
Net assets, end of period (000's)        $58,979       $55,365       $53,765       $72,306      $72,038     $64,291       $73,389

(a)The Fund changed its fiscal year end from October 31 to August 31.
   Information presented is for the period November 1, 1996 through August 31, 1997.
(b)Per share data was calculated using average shares outstanding during the period.
(c)As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the six months ended February 28, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.25% to 4.05%. Per share data and ratios for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)Annualized.

24


Financial Highlights-- Liberty Federal Securities Fund (continued)

Selected data for a share outstanding throughout each period is as follows:

                                          (Unaudited)
                                          Six Months
                                             Ended                                  Year Ended August 31,
                                           February 28,     --------------------------------------------------------------------
Class C Shares                                   2002           2001          2000           1999           1998         1997(a)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      Beginning of Period                      $10.61         $10.02        $10.14         $11.08         $10.52       $10.71
----------------------------------------------------------------------------------------------------------------------------------
Income From
      Investment Operations:
Net investment income                            0.22(b)(c)     0.54(b)       0.68(d)        0.64           0.64         0.06
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.04(c)        0.58         (0.14)         (0.97)          0.53        (0.20)
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations            0.26           1.12          0.54          (0.33)          1.17        (0.14)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
      to Shareholders:
From net investment income                      (0.26)         (0.53)        (0.62)         (0.61)         (0.61)       (0.05)
In excess of net investment income                 --             --         (0.03)            --             --           --
Return of capital                                  --             --         (0.01)            --             --           --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders                   (0.26)         (0.53)        (0.66)         (0.61)         (0.61)       (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
      End of Period                            $10.61         $10.61        $10.02         $10.14         $11.08       $10.52
----------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                  2.48%(f)(g)   11.47%(f)      5.60%(f)      (3.15)%(f)     11.43%(f)    (1.31)%(g)
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses(h)                                      1.76%(i)       1.75%         1.77%          1.79%          1.74%        1.82%(i)
Net investment income(h)                         4.20%(c)(i)    5.22%         6.27%          5.98%          5.89%        6.55%(i)
Waiver/reimbursement                             0.15%(i)       0.15%         0.15%          0.15%          0.15%          --
Portfolio turnover rate                           133%(g)        229%           96%            42%           356%          79%
Net assets, end of period (000's)              $7,139         $6,347        $3,519         $4,986         $1,405       $   98

(a)Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the six months ended February 28, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.40% to 4.20%. Per share data and ratios for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)Annualized.

25


Financial Highlights-- Liberty Federal Securities Fund (continued)

Selected data for a share outstanding throughout each period is as follows:

                                                         (Unaudited)
                                                         Six Months
                                                            Ended                   Year Ended August 31,
                                                         February 28,     ------------------------------------------------
CLASS Z SHARES                                              2002             2001             2000             1999(A)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.61           $10.02           $10.14           $11.01
--------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
Net investment income                                       0.27(b)(c)       0.63(b)          0.77(d)          0.48
Net realized and unrealized gain (loss)
   on investments and futures contracts                     0.04(c)          0.58            (0.14)           (0.89)
--------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                       0.31             1.21             0.63            (0.41)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
      to Shareholders:
From net investment income                                 (0.31)           (0.62)           (0.71)           (0.46)
In excess of net investment income                            --               --            (0.03)              --
Return of capital                                             --               --            (0.01)              --
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders                              (0.31)           (0.62)           (0.75)           (0.46)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.61           $10.61           $10.02           $10.14
--------------------------------------------------------------------------------------------------------------------------
Total return(e)                                             2.91%(f)        12.39%            6.50%           (3.77)%(f)
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses(g)                                                 0.91%(h)         0.90%            0.92%            0.91%(h)
Net investment income(g)                                    5.05%(c)(h)      6.07%            7.12%            7.19%(h)
Portfolio turnover rate                                      133%(f)          229%              96%              42%
Net assets, end of period (000's)                         $   61           $   13           $    1           $    1


(a)Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the six months ended February 28, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.25% to 5.05%. Per share data and ratios for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)Annualized.


 Shareholder Meeting Results


On September 26, 2001, a Special Meeting of Shareholders of Liberty Intermediate
Government Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July
16, 2001, the record date for the Meeting, the Fund had 98,825,878 shares outstanding. The votes cast were as follows:
                                                                     % of Shares to            % of Shares to
Proposal 1: To approve a                                              Total Shares              Total Shares
new investment advisory agreement:         Shares                      Outstanding                  Voted
------------------------------------------------------------------------------------------------------------------------
For                                     56,951,421                        57.63%                    94.85%
Against                                  1,040,720                         1.05%                     1.73%
Abstain                                  2,054,160                         2.08%                     3.42%

On September 26, 2001, a Special Meeting of Shareholders of Liberty Federal
Securities Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July
16, 2001, the record date for the Meeting, the Fund had 60,703,171 shares outstanding. The votes cast were as follows:
                                                                     % of Shares to            % of Shares to
Proposal 1: To approve a                                              Total Shares              Total Shares
new investment advisory agreement:         Shares                      Outstanding                  Voted
------------------------------------------------------------------------------------------------------------------------
For                                     36,364,040                        59.91%                    94.28%
Against                                    840,059                         1.38%                     2.18%
Abstain                                  1,367,790                         2.25%                     3.54%


 Transfer Agent


Important Information About This Report

The Transfer Agent for Liberty Government Funds is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081
800-345-6611

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Government Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:

Liberty Government Funds

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Government Funds Semiannual Report, February 28, 2002

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(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
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                                                GOV-03/108J-0202 (04/02)  02/547